Commitments and Contingencies (Details) - USD ($)							1 Months Ended	3 Months Ended				6 Months Ended				12 Months Ended
	May 08, 2025	Feb. 11, 2025	Dec. 19, 2024	Jun. 15, 2023	Aug. 01, 2022	Dec. 22, 2021	Aug. 31, 2022	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023		Jul. 11, 2025	Jan. 19, 2025	Dec. 31, 2022	Nov. 07, 2022
Commitments and Contingencies (Details) [Line Items]
Rent payable					$ 25,000		$ 25,000
Variable lease costs																$ 100,000
Lease expense																100,000
Rent payable												$ 25,000
Short-term leases								$ 100,000
Variable lease costs										$ 100,000		200,000		$ 100,000
Lease expense								75,000				150,000
Gross proceeds												50,000,000				50,000,000
Convertible note offering percentage			9.00%
Other exepnses								$ 54,000	[1]	7,000	[1]	$ 66,000	[2]	41,000	[2]	$ 120,000	[3]	$ 202,000	[3]
Common stock, par value (in Dollars per share)								$ 0.0001				$ 0.0001				$ 0.0001		$ 0.0001
Aggregate shares issued (in Shares)								5,604,651				5,604,651				5,604,651		5,604,651
Aggregate share value
Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Cash																15,000,000
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate shares issued (in Shares)																				477,284
Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount								19,533,000		$ 17,348,000		19,533,000		17,348,000		18,419,000		16,316,000				$ 13,981,000
Short-Term Leases [Member]
Commitments and Contingencies (Details) [Line Items]
Variable lease costs												$ 300,000		$ 200,000
Short-Term Debt [Member]
Commitments and Contingencies (Details) [Line Items]
Lease expense																$ 300,000		$ 300,000
NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Number of days for underwriter options												30 days				30 days
Underwriting discount amount								$ 3,450,000				$ 3,450,000				$ 3,450,000
Initial public offering gross proceed percentage								3.68%				3.68%				3.68%
Gross proceeds												$ 500,000
Business combination percentage rate																							3.68%
Cash percentage																							27.50%
Equity percentage																							72.50%
Payable in cash																					$ 2,000,000
Non-redemption agreement amount.	$ 1,250,000
Asset in held in trust	$ 1.25
Warrants term								5 years				5 years				5 years
Lockup period												180 days				180 days
Convertible note offering percentage			9.00%
Payment for fees			$ 418,000
Other exepnses												$ 50,000
Percentage of net proceeds				5.00%
Initial closing amount		$ 9,000,000
Common stock, par value (in Dollars per share)								$ 0.0001				$ 0.0001				$ 0.0001
Aggregate shares issued (in Shares)								5,193,750				5,193,750				5,193,750		5,193,750
Legal services												$ 90,000
Cash																$ 16,204
NorthView Acquisition Corp [Member] | Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Exercise price per share (in Dollars per share)						$ 11.5
NorthView Acquisition Corp [Member] | Cash Fee [Member]
Commitments and Contingencies (Details) [Line Items]
Payment for fees			550,000
NorthView Acquisition Corp [Member] | Arrangement Fee [Member]
Commitments and Contingencies (Details) [Line Items]
Payment for fees				$ 250,000
NorthView Acquisition Corp [Member] | Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock price (in Dollars per share)				$ 2
Payment of post combination				$ 500,000
NorthView Acquisition Corp [Member] | Business Combination [Member] | Advisory Fee [Member]
Commitments and Contingencies (Details) [Line Items]
Payment for fees				750,000
NorthView Acquisition Corp [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Payable in cash																					$ 2,000,000
NorthView Acquisition Corp [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
units issued (in Shares)						18,975,000		2,475,000				2,475,000				2,475,000
Cash underwriting discount												1.82%				1.82%
Gross proceeds						$ 189,750,000
Common stock price (in Dollars per share)						$ 10.1
Common stock, par value (in Dollars per share)						$ 0.0001
NorthView Acquisition Corp [Member] | IPO [Member] | Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Warrant issued (in Shares)								17,404,250				17,404,250				17,404,250
NorthView Acquisition Corp [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
units issued (in Shares)						2,475,000
Warrant issued (in Shares)								74,250				74,250				74,250
Aggregate exercise price												$ 6,546,375				$ 6,546,375
Common stock price (in Dollars per share)						$ 10
NorthView Acquisition Corp [Member] | Over-Allotment Option [Member] | Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Warrant issued (in Shares)								569,250				569,250				569,250
Exercise price per share (in Dollars per share)								$ 11.5				$ 11.5				$ 11.5
NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount		22,222,222
Purchase price		$ 20,000,000
Original issue discount		10.00%
NorthView Acquisition Corp [Member] | Convertible Notes [Member] | Securities Purchase Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount		$ 12,222,222
Purchase price		$ 11,000,000
Original issue discount		10.00%
NorthView Acquisition Corp [Member] | Convertible Notes [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount		$ 22,222,222
Purchase price		20,000,000
NorthView Acquisition Corp [Member] | Initial Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount		$ 10,000,000
NorthView Acquisition Corp [Member] | Initial Notes [Member] | Securities Purchase Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Original issue discount		10.00%
NorthView Acquisition Corp [Member] | Second Purchase [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount		$ 2,222,222
Purchase price		$ 2,000,000
Original issue discount		10.00%
I-Bankers and Dawson James [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds												$ 6,986,250				$ 6,986,250
Representative shares issued (in Shares)						37,500
Warrant issued (in Shares)								569,250				569,250				569,250
I-Bankers and Dawson James [Member] | NorthView Acquisition Corp [Member] | Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Representative shares issued (in Shares)						450,000
I-Bankers [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds												$ 900,000
Dawson James [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds												$ 600,000
Private Placement [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred fees paid			$ 968,000
Investor [Member] | NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount		$ 4,444,444
Purchase price		$ 4,000,000
Original issue discount		10.00%
Common Stock [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Closing of business combination				500,000
Common Stock [Member] | NorthView Acquisition Corp [Member] | Tranche 2 [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock value issued				250,000
Common Stock [Member] | NorthView Acquisition Corp [Member] | Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Closing of business combination				500,000
Common Stock [Member] | NorthView Acquisition Corp [Member] | Stock Option [Member] | Tranche 2 [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock value issued				$ 250,000
New Profusa Common Stock [Member] | NorthView Acquisition Corp [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001
Aggregate shares issued (in Shares)		15,000,000
Aggregate share value		$ 35,000,000
Trading price per share (in Dollars per share)		$ 4
Number of trading days		5 days
New Profusa Common Stock [Member] | NorthView Acquisition Corp [Member] | Convertible Notes [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate principal amount		$ 5,555,555
Purchase price		$ 5,000,000
Original issue discount		10.00%
New Profusa Common Stock [Member] | NorthView Acquisition Corp [Member] | Second Purchase [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase price		$ 2,000,000

[1]	Other expenses includes small balances of research materials and supplies along with insurance costs.
[2]	Other expenses includes small balances of research materials and supplies along with insurance costs.
[3]	Other expenses includes small balances of research materials and supplies along with insurance costs.